Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information [Abstract]
Schedule of Balance Sheet as Total Assets, Including Assets of Discontinued Operations	The segment net income (loss) from continuing operations are presented in the table below.

	Three Months Ended			Six Months Ended
	June 30, 2026			June 30, 2026
	Green Energy	Construction Management	Total	Green Energy	Construction Management	Total
Revenue	$-	$369,170,248	$369,170,248	$-	$369,170,248	$369,170,248
Contract costs	-	347,054,830	347,054,830	-	347,054,830	347,054,830
Gross profit	-	22,115,418	22,115,418	-	22,115,418	22,115,418

Operating expenses:
Selling, general, and administrative expenses	581,808	4,396,980	4,978,788	914,196	4,396,980	5,311,176
Total operating expenses	581,808	4,396,980	4,978,788	914,196	4,396,980	5,311,176

Operating profit (loss)	(581,808)	17,718,438	17,136,630	(914,196)	17,718,463	16,804,242

Other income (expenses):
Interest income	4,266	263,950	268,216	4,266	263,950	268,216
Interest expense	(47,384)	(3,590,557)	(3,637,941)	(50,384)	(3,590,557)	(3,640,941)
Total other expenses	(43,118)	(3,326,607)	(3,369,725)	(46,118)	(3,326,607)	(3,372,725)

Income (loss) before provision for income taxes	$(624,926)	$14,391,831	$13,766,905	$(960,314)	$14,391,831	$13,431,517

Provision for income taxes	2,504,851	-	2,504,851	2,504,851	-	2,504,851

Net income (loss) from continuing operations	$1,879,925	$14,391,831	$16,271,756	$1,544,537	$14,391,831	$15,936,368

Expenditures for segment assets	$-	$26,116	$26,116	$-	$26,116	$26,116
	Three Months Ended			Six Months Ended
	June 30, 2025			June 30, 2025
	Green Energy	Construction Management	Total	Green Energy	Construction Management	Total
Revenue	$-	$-	$-	$-	$-	$-
Contract costs	-	-	-	-	-	-
Gross profit	-	-	-	-	-	-

Operating expenses:
Selling, general, and administrative expenses	221,572	-	221,572	455,925	-	455,925
Total operating expenses	221,572	-	221,572	455,925	-	455,925

Operating profit (loss)	(221,572)	-	(221,572)	(455,925)	-	(455,925)

Other income (expenses):
Gain on settlement of accounts payable	4,000	-	4,000	4,000	-	4,000
Interest expense	(10,151)	-	(10,151)	(20,548)	-	(20,548)
Total other expenses	(6,151)	-	(6,151)	(16,548)	-	(16,548)

Income (loss) before provision for income taxes	$(227,723)	$-	$(227,723)	$(472,473)	$-	$(472,473)

Income tax benefit	-	-	-	-	-	-

Net income (loss) from continuing operations	$(227,723)	$-	$(227,723)	$(472,473)	$-	$(472,473)

Expenditures for segment assets	$-	$-	$-	$-	$-	$-

	June 30, 2026			December 31, 2025
	Green Energy	Construction Management	Total	Green Energy	Construction Management	Total
Segment assets	$4,651,702	$329,147,818	$333,799,520	$337,937	$-	$337,937
The segment net loss from continuing operations and significant segment expenses are presented in the table below. Segment assets are reported on the balance sheet as total assets, including assets of discontinued operations.

	Year Ended December 31,
	2025	2024
Operating Expenses:
Advertising and promotion	$500	$-
Bank service charges	941	1,189
Office supplies	17,119	5,265
Payroll and related costs	433,796	469,048
Director compensation	100,000	100,000
Rent expense	14,000	3,000
Insurance	46,158	19,013
Filing fees	9,170	-
Travel expense	36,044	6,226
Professional fees	389,546	226,897
Consulting expense	51,399	234,000
Taxes and licenses	1,627	1,543
Stock based compensation	1,264,174	139,173
Other expenses	460	-
	2,364,934	1,205,354
Other (income) expenses:
(Gain) on settlement of accounts payable	(4,000)	-
Interest expense	26,548	42,082
	22,548	42,082

Segment loss	$(2,387,482)	$(1,247,436)

Adjustments and reconciling items	-	-
Net loss from continuing operations	$(2,387,482)	$(1,247,436)

	December 31, 2025	December 31, 2024
Other segment disclosures:
Segment assets	$337,937	$47,659